RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended
Apr. 15, 2026 USD ($) shares
Mingxing Sheng [Member]
Number of share issued | shares	9,000,000
Capital contribution | $	$ 10,000
Yunlou Bian [Member]
Number of share purchased | shares	101,600
Cash consideration | $	$ 10,160
Yuting Wen [Member]
Number of share purchased | shares	2,700
Cash consideration | $	$ 270